Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities from continuing operation:
Loss for the year from continuing operation	$ (21,760)	$ (17,826)	$ (28,701)
Adjustments:
Depreciation	201	231	235
Finance expenses (income), net	(843)	(108)	15,462
Share-based payments	2,412	2,082	2,645
Total adjustments	(19,990)	(15,621)	(10,359)
Changes in assets and liabilities:
Changes in trade receivables and other current assets	313	(316)	(492)
Changes in accounts payable	799	399	(2,355)
Changes in other payables	2,132	634	(571)
Changes in post-employment benefit liabilities	11	27	(20)
Changes in assets and liabilities, total	3,255	744	(3,438)
Net cash used in operating activities from continuing operation	(16,735)	(14,877)	(13,797)
Cash flows from investing activities from continuing operation:
Cash assumed as part of acquisition of FameWave (See Note 5B)			69
Acquisition of intangible asset	(202)
Decrease (increase) in short term deposits	19,658	10,248	(46,548)
Decrease (increase) in long term deposits	160	2,914	(3,071)
Interest received	324	359	110
Acquisition of fixed assets	(26)	(115)	(156)
Net cash provided by (used in) investing activities from continuing operation	19,914	13,406	(49,595)
Cash flows from financing activities from continuing operation:
Proceeds from issuance of ADSs	1,498	564	27,925
ADS issuance expenses paid	(152)	(24)	(2,074)
Proceeds from issuance of warrants			26,574
Warrants issuance expenses paid			(3,281)
Proceeds from exercise of warrant		1,200	19,547
Repayment of lease liability	(165)	(153)	(179)
Interest paid	(67)	(75)	(24)
Net cash provided by financing activities from continuing operation	1,114	1,512	68,488
Cash flows in respect of discontinued operation as follows:
Net cash from operating activities		(374)	1,705
Net cash from investing activities
Net cash from financing activities
Net cash provided by (used in) discontinued operation		(374)	1,705
Net increase (decrease) in cash and cash equivalents	4,293	(333)	6,801
Cash and cash equivalents at the beginning of the year	10,890	11,247	4,385
Effect of translation adjustments on cash and cash equivalents	(153)	(24)	61
Cash and cash equivalents at end of the year	15,030	10,890	11,247
Non- Cash activities:
Reclassification of non-tradable derivatives until registered for trading			$ 27,386